Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Net income for the year of Company's shareholders	R$ 2,827,650	R$ 3,865,440	R$ (411,472)
Amounts recorded directly to retained earnings
Legal reserves distribution	(143,334)
Tax incentive reserve distribution	(81,863)
Realization of additional property, plant and equipment	27,679
Prescribed dividends / other	517
Net income after retained earnings	2,669,674
Allocations:
Minimum dividends - 25% adjusted net income	(667,419)
Additional dividends proposed	(2,002,255)
Total	R$ (2,669,674)